Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt

Note 5 – Debt

Note Payable – Related Party and Warrants Issued as Debt Discount

Year Ended December 31, 2023

Background

Note #2

In April 2023, the Company executed a one (1) year note with a shareholder and board director for $500,000. The note bears interest at 8% with a default interest rate of 20%. The note is secured by the net proceeds from the Company’s PET imaging devices and service contracts.

The note principal was due 50% at December 31, 2023 and the remaining 50% plus any accrued unpaid interest at March 31, 2024.

In March 2024, the Company and the lender agreed to extend the due date of the remaining note balance of $250,000 for an additional six-months (6) to September 2024. During 2024, $100,000 had been repaid.

In September 2024, the Company and the lender agreed to extend the due date of the remaining note balance of $150,000 for an additional six-months (6) to March 2025.

The remaining $150,000 of the note was repaid in 2025. In connection with the repayment, $41,414 of accrued interest was forgiven. Because the transaction occurred with a related party (a significant stockholder and board member), the Company accounted for the forgiveness as a capital contribution, recording the amount as an increase to additional paid-in capital rather than recognizing a gain.

This treatment is consistent with FASB ASC 470-50-40-2 which contemplates the treatment of extinguishment transactions between related entities as capital transactions, and with FASB ASC 850-10-50-5, which requires related-party transactions to be presented and disclosed according to their substance rather than as arm’s-length transactions.

Evaluation of Debt Modification vs. Extinguishment

Under FASB ASC 470-50-40, a modification or exchange of debt instruments must be evaluated to determine if it should be accounted for as a debt extinguishment or as a modification of the existing debt. The Company performed the following assessments:

1. Evaluation of Substantive Changes in Terms

A debt modification or exchange is considered a substantive change and is accounted for as an extinguishment if:

●	A conversion feature that was substantive at the modification date is added or eliminated.

●	The terms of the new debt are substantially different from the original debt, determined by applying the 10% cash flow test.

The Company evaluated the debt extensions and determined that:

●	The extensions did not add or eliminate a conversion option that was substantive at the modification date.

●	The present value of the modified debt’s cash flows did not differ by 10% or more from the remaining cash flows under the original instrument.

●	There was no significant change in interest rate, collateral, or repayment terms beyond the extensions.

Since these factors did not meet the criteria for substantive modification, the Company concluded that no debt extinguishment occurred for the 2024 modification. Accordingly, there was no calculation of gain or loss

Warrants Issued with Debt

In connection with the issuance of the $500,000 note, the Company also issued 100,000 warrants to the lender, which had a fair value of $126,699, and was recorded as a debt discount, to be amortized over the life of the note. These warrants vested immediately on the grant date and expire on December 31, 2025. The warrants are exercisable at $0.10/share.

Fair value of the warrants was determined using a Black-Scholes option pricing model with the following inputs:

Expected term (years)	2.74
Expected volatility	216%
Expected dividends	0%
Risk free interest rate	3.59%

Year Ended December 31, 2024

Note #3

In August 2024, the Company executed a four-month (4) note with a shareholder and board director for $100,000. The note bears interest at 0% with a default interest rate of 20%. The note is secured by the net proceeds from the Company’s PET imaging devices and service contracts.

For the year ended December 31, 2024, the Company recorded imputed interest expense (8%) on this note of $2,783 and increased additional paid-in capital.

This note was repaid in full in March 2025.

Year Ended December 31, 2025

Note #4

In February 2025, the Company executed a note with a shareholder and board director for $100,000. The note was non-interest bearing and unsecured. The note was required to be repaid within one-month (1) of the Company receiving a capital investment of a sufficient amount to make this repayment. The $100,000 advance was repaid in full during 2025. For the nine months ended September 30, 2025, the Company recorded imputed interest expense (8%) on this note of $2,937and increased additional paid-in capital.

The following is a summary of the notes payable – related party for the period ended September 30, 2025:

	Note Payable #1	Note Payable #2	Note Payable #3	Note Payable #4
Terms	Related Party	Related Party	Related Party	Related Party

Issuance dates of notes	August 2022	April 2023	August 2024	February 2025
Maturity date	December 2025	March 2025	December 2024	March 2025
Interest rate	10%	8%	0%	0%
Imputed interest rate	N/A	N/A	8%	8%
Default interest rate	20%	20%	20%	None
Collateral	PET-CT Imaging Device	PET-CT Imaging Device	PET-CT Imaging Device	Unsecured

					Total
Balance - December 31, 2023	1,200,000	218,325	—	—	1,418,325
Proceeds from issuance of note	—	—	100,000	—	100,000
Repayments	—	(100,000)	—	—	(100,000)
Amortization of debt discount	—	31,675	—	—	31,675
Balance - December 31, 2024	1,200,000	150,000	100,000	—	1,450,000
Proceeds from issuance of note	—	—	—	100,000	100,000
Repayments	—	(150,000)	(100,000)	(100,000)	(350,000)
Balance - September 30, 2025	$1,200,000	$—	$—	$—	$1,200,000

Interest expense for the three-months ended September 30, 2025 and 2024 was $30,247 and $35,157, respectively.

Interest expense for the nine-months ended September 30, 2025 and 2024 was $95,091 and $103,300, respectively.

In March 2025, Note #1 was extended to December 31, 2025.

Notes Payable

Year ended December 31, 2024

In September 2024, the Company executed a three-month (3) note with a shareholder for working capital of $300,000. The note has a stated interest rate of 0% with a default interest rate of 20%. The Company has imputed interest at 8%. The note is secured by the net proceeds from the Company’s PET imaging devices and service contracts.

The following is a summary of notes payable for the years ended December 31, 2024:

Terms	Note Payable #1

Issuance date of note	September 2024
Maturity date	December 2024
Interest rate (imputed)	8%
Default interest rate	20%
Collateral	PET-CT Imaging Device

Balance - December 31, 2023	—
Proceeds from issuance of note	300,000
Conversion to common stock	(300,000)
Balance - December 31, 2024	$—

For the year ended December 31, 2024, the Company recorded imputed interest expense on this note of $3,814 and increased additional paid-in capital.

This $300,000 was converted into 375,000 shares of common stock in November 2024.

Note 5 – Debt

Notes Payable – Related Party

Year Ended December 31, 2023

Note Payable – Related Party and Warrants Issued as Debt Discount

Background

Note #2

In April 2023, the Company executed a one (1) year note with a shareholder and board director for $500,000. The note bears interest at 8% with a default interest rate of 20%. The note is secured by the net proceeds from the Company’s PET imaging devices and service contracts.

The note principal is due 50% at December 31, 2023 and the remaining 50% plus any accrued unpaid interest at March 31, 2024.

In March 2024, the Company and the lender agreed to extend the due date of the remaining note balance of $250,000 for an additional six-months (6) to September 2024.

In September 2024, the Company and the lender agreed to extend the due date of the remaining note balance of $150,000 for an additional six-months (6) to March 2025.

The Company repaid $100,000 and $250,000 of note principal in 2024 and 2023, respectively. The remaining $150,000 was repaid in 2025.

Evaluation of Debt Modification vs. Extinguishment

Under FASB ASC 470-50-40, a modification or exchange of debt instruments must be evaluated to determine if it should be accounted for as a debt extinguishment or as a modification of the existing debt. The Company performed the following assessments:

1. Evaluation of Substantive Changes in Terms

A debt modification or exchange is considered a substantive change and is accounted for as an extinguishment if:

●	A conversion feature that was substantive at the modification date is added or eliminated.

●	The terms of the new debt are substantially different from the original debt, determined by applying the 10% cash flow test.

The Company evaluated the debt extensions and determined that:

●	The extensions did not add or eliminate a conversion option that was substantive at the modification date.

●	The present value of the modified debt’s cash flows did not differ by 10% or more from the remaining cash flows under the original instrument.

●	There was no significant change in interest rate, collateral, or repayment terms beyond the extensions.

Since these factors did not meet the criteria for substantive modification, the Company concluded that no debt extinguishment occurred. Accordingly, there was no calculation of gain or loss.

Warrants Issued with Debt

In connection with the issuance of the $500,000 note, the Company also issued 100,000 warrants to the lender, which had a fair value of $126,699, and was recorded as a debt discount, to be amortized over the life of the note. These warrants vested immediately on the grant date and expire on December 31, 2025. The warrants are exercisable at $0.10/share.

Fair value of the warrants was determined using a Black-Scholes option pricing model with the following inputs:

Expected term (years)	2.74
Expected volatility	216%
Expected dividends	0%
Risk free interest rate	3.59%

Year Ended December 31, 2024

Note #3

In August 2024, the Company executed a four-month (4) note with a shareholder and board director for $100,000. The note bears interest at 0% with a default interest rate of 20%. The note is secured by the net proceeds from the Company’s PET imaging devices and service contracts.

For the year ended December 31, 2024, the Company recorded imputed interest expense (8%) on this note of $2,783 and increased additional paid-in capital.

This note was repaid in full in March 2025.

The following is a summary of the notes payable – related party for the years ended December 31, 2024 and 2023:

	Note Payable #1	Note Payable #2	Note Payable #3
Terms	Related Party	Related Party	Related Party
Issuance dates of notes	August 2022	April 2023	August 2024
Maturity date	December 2025	March 2025	December 2024
Interest rate	10%	8%	0%
Imputed interest rate	N/A	N/A	8%
Default interest rate	20%	20%	20%
Collateral	PET-CT Imaging Device	PET-CT Imaging Device	PET-CT Imaging Device

				Total
Balance - December 31, 2022	$1,161,728	$—	$—	$1,161,728
Proceeds from issuance of note	—	500,000	—	500,000 *
Repayments	—	(250,000)	—	(250,000)
Debt discount (100,000 warrants)	—	(126,699)	—	(126,699)
Amortization of debt discount	38,272	95,024	—	133,296
Balance - December 31, 2023	1,200,000	218,325	—	1,418,325
Proceeds from issuance of note	—	—	100,000	100,000
Repayments	—	(100,000)	—	(100,000)
Amortization of debt discount	—	31,675	—	31,675
Balance - December 31, 2024	$1,200,000	$150,000	$100,000	$1,450,000

*See Note 9 regarding the issuance of warrants.

Interest expense for the years ended December 31, 2024 and 2023 was $142,402 and $144,656, respectively.

Total unamortized debt discount at December 31, 2024 and 2023 were $0 and $31,675, respectively.

See Note 11 for repayment in full of Notes #2 and #3.

In March 2025, Note #1 was extended to December 31, 2025.

Notes Payable

Year ended December 31, 2024

In September 2024, the Company executed a three-month (3) note with a shareholder for working capital of $300,000. The note has a stated interest rate of 0% with a default interest rate of 20%. The Company has imputed interest at 8%. The note is secured by the net proceeds from the Company’s PET imaging devices and service contracts.

The following is a summary of notes payable for the years ended December 31, 2024:

Terms	Note Payable #1

Issuance date of note	September 2024
Maturity date	December 2024
Interest rate (imputed)	8%
Default interest rate	20%
Collateral	PET-CT Imaging Device

Balance - December 31, 2023	—
Proceeds from issuance of note	300,000
Conversion to common stock	(300,000)
Balance - December 31, 2024	$—

For the year ended December 31, 2024, the Company recorded imputed interest expense on this note of $3,814 and increased additional paid-in capital.

This $300,000 was converted into 375,000 shares of common stock in November 2024. See Note 7.